Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Significant Accounting Policies [Abstract]
Use of estimates:

a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. Actual results could differ from those estimates.

On an ongoing basis, the Company’s management evaluates estimates, including those related to intangible assets and goodwill, tax assets and liabilities, fair values of stock-based awards, inventory write-offs, warranty provision, allowance for bad debt and provision for returns. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Financial statements in United States dollars:

b.	Financial statements in United States dollars:

A majority of the revenues of the Company and its subsidiaries are denominated in U.S. dollars (“dollar” or “dollars”). The dollar is the primary currency of the economic environment in which the Company and its subsidiaries, other than the Company’s German subsidiary, operate. Thus, the functional and reporting currency of the Company and its subsidiaries, other than the Company’s German subsidiary, is the dollar. Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into U.S. dollars in accordance with Accounting Standards Codification (“ASC”) No. 830 “Foreign Currency Matters”. Changes in currency exchange rates between the Company’s functional currency and the currency in which a transaction is denominated are included in the Company’s results of operations as finance income (expenses), net in the period in which the currency exchange rates change.

For the Company’s subsidiary in Germany whose functional currency is the Euro all amounts on the balance sheets have been translated into the dollar using the exchange rates in effect on the relevant balance sheet dates. All amounts in the statements of income have been translated into the dollar using the exchange rate on the respective dates on which those elements are recognized. The resulting translation adjustments are reported as a component of accumulated other comprehensive income in shareholders’ equity.

Principles of consolidation:
c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany balances and transactions including profits from intercompany have been eliminated upon consolidation.

Cash equivalents:
d.	Cash equivalents:
Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, at acquisition.
Short-term deposits:
e.	Short-term deposits:
Short-term bank deposits are deposits with an original maturity of more than three months but less than one year from the date of acquisition.
Marketable securities:

f.	Marketable securities:

The Company accounts for investments in marketable securities in accordance with ASC 320, “Investments - Debt and Equity Securities”. Management determines the appropriate classification of its investments in debt securities at the time of purchase and re-evaluates such determinations at each balance sheet date.

The Company classifies marketable securities as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses reported in “accumulated other comprehensive income” in shareholders’ equity. Realized gains and losses on sales of marketable securities are included in finance expenses, net and are derived using the specific identification method for determining the cost of securities.

The amortized cost of marketable securities is adjusted for amortization of premium and accretion of discount to maturity, both of which, together with interest, are included in finance expenses, net.

The Company recognizes an impairment charge when a decline in the fair value of its investments in debt securities below the cost basis of such securities is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company’s intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities that are deemed other-than-temporarily impaired (“OTTI”), the amount of impairment is recognized in the statement of operations and is limited to the amount related to credit losses, while impairment related to other factors is recognized in accumulated other comprehensive income (loss). The Company did not recognize OTTI on its marketable securities in 2014, 2015 and 2016.

Inventories:

g.	Inventories:

Inventories are measured at the lower of cost or market value. The cost of inventories comprises costs of purchase and costs incurred in bringing the inventories to their present location and condition. Inventory write-down is measured as the difference between the cost of the inventory and market based upon assumptions about future demand, and is charged to the cost of sales.

Cost of inventories is determined as follows:

Raw and packing materials - on the basis of weighted average cost.

Finished goods - on the basis of average costs of materials, and other direct manufacturing cost.

Inventory write offs have been provided to cover risks arising from dead and slow moving items, technological obsolescence and excess inventories according to revenue forecasts.

During the years ended December 31, 2014, 2015 and 2016 the Company recorded inventory write off in a total amount of $287, $824 and $2,211, respectively.

Property and equipment:

h.	Property and equipment:

Property and equipment are measured at cost, including directly attributable costs, less accumulated depreciation and accumulated impairment losses. Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

%

Office furniture and equipment	7 - 20
Computer and peripheral equipment	33
Machinery and equipment	15
Leasehold improvements	*)

*)	Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.

Goodwill and other Intangible assets:

i.	Goodwill and other Intangible assets:

Goodwill reflects the excess of the purchase price of business acquired over the fair value of net assets acquired. Under ASC No. 350, “Intangibles – Goodwill and other” (“ASC No. 350”), goodwill is not amortized but rather is tested for impairment at least annually or more frequently if events or changes in circumstances indicate that the carrying value may be impaired. In accordance with ASC No. 350, the Company performs an annual impairment test on December 31 of each year.

The Company operates in one operating segment and this segment comprises the only reporting unit. The Company tests goodwill using the two-step process in accordance with ASC No. 350. The first step, identifying a potential impairment, compares the fair value of the reporting unit with its carrying amount. If the carrying amount exceeds its fair value, the second step would need to be performed; otherwise, no further step is required. The second step, measuring the impairment loss, compares the implied fair value of the goodwill with the carrying amount of the goodwill. Any excess of the goodwill carrying amount over the applied fair value is recognized as an impairment loss, and the carrying value of goodwill is written down to fair value. During the year ended December 31, 2016, no impairment of goodwill has been identified.

The intangible assets of the Company are not considered to have an indefinite useful life and are amortized over their useful lives. Customer relationships are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in accelerated amortization of such assets as compared to the straight-line method. Acquired technology and non-competition agreements are amortized on a straight-line basis.

Impairment of long lived assets and intangible assets subject to amortization:

j.	Impairment of long lived assets and intangible assets subject to amortization:

Property and equipment and intangible assets subject to amortization are reviewed for impairment in accordance with ASC No. 360, “Accounting for the Impairment or Disposal of Long-Lived Assets,” whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

During the years ended December 31, 2014, 2015 and 2016, no impairment losses were recorded.

Business combinations:

k.	Business combinations:

The Company accounts for business combinations in accordance with ASC No. 805, “Business Combinations” (“ASC No. 805”). ASC No. 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in consolidated statements of income. In addition, changes in valuation allowance related to acquired deferred tax assets and in acquired income tax position are to be recognized in consolidated statements of income.

Acquisition related costs are expensed to the statements of income in the period incurred.

Revenue recognition:

l.	Revenue recognition:

The Company generates revenues from the sale of systems, inks and consumable products and from services to its products. The Company generates revenues from sale of its products directly to end-users and indirectly through independent distributors.

Revenues are recognized in accordance with “Revenue Recognition” (“ASC No. 605”), provided that the collection of the resulting receivable is probable, there is persuasive evidence of an arrangement, no significant obligations remain and the price is fixed or determinable.

Revenues from selling these products are recognized upon delivery, provided that all other revenue recognition criteria are met. In respect of sale of systems with installation and training, the Company considers the installation and training to be not essential to the functionality of the systems. Therefore, the Company recognizes the revenues upon delivery in accordance with the agreed-upon delivery terms once all other revenue recognition criteria have been met.

The Company considers all arrangements with payment terms extending beyond the standard payment terms not to be fixed or determinable. If the fee is not fixed or determinable, revenue is recognized as payments become due from the customer, provided that all other revenue recognition criteria have been met.

Revenues from ink and other consumable products when sold separately are generally recognized upon shipment assuming all other revenue recognition criteria have been met.

Although, in general, the Company does not grant rights of return, there are certain instances where such rights are granted. The Company maintains a provision for returns in accordance with ASC No 605, which is estimated, based primarily on historical experience as well as management judgment, and is recorded as reduction of revenue. Such provision amounted to $396 and $346 as of December 31, 2015 and 2016, respectively.

The Company periodically provides customer incentive programs including product discounts and volume-based rebates, which are accounted for as reductions to revenue in the period in which the revenue is recognized. These reductions to revenue are made based upon reasonable and reliable estimates that are determined by historical experience and the specific terms and conditions of the incentive.

Deferred revenue includes amounts received from customers for which revenue has not yet been recognized.

In cases where the Company’s customers trade-in old systems as part of sales of new systems, the fair value of the old systems is recorded as inventory, provided that such value can be determined.

Revenues are recorded net of the fair value of the warrants associated with revenues recognized (Refer to note 17). The Company utilizes a Monte Carlo simulation approach to estimate the fair value of the warrants which requires inputs such as common ordinary share, the warrant strike price, estimated ordinary share price volatility and risk-free interest rate, among others. The Company recognized a reduction to revenues of $2,030 during the year ended December 31, 2016.

Shipping and Handling:

m.	Shipping and Handling:

Shipping and handling fees charged to the Company’s customers are recognized as revenue in the period shipped and the related costs for providing these services are recorded as a cost of revenues. Revenues from shipping in the years ended December 31, 2014, 2015 and 2016 were $931, $719 and $768, respectively.

Cost of revenues:
n.	Cost of revenues:
Cost of revenues is comprised mainly of cost of systems and ink production, employees’ salaries and related costs, allocated overhead expenses, import taxes and royalties.
Warranty costs:

o.	Warranty costs:

The Company typically provides a one-year warranty on the systems including parts and labor. A provision is recorded for estimated warranty costs at the time revenues are recognized based on historical warranty costs and management’s estimates. Factors that affect the Company’s warranty liability include the number of systems, historical rates of warranty claims and cost per claim. The Company periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts thereof as necessary.

The followings are the changes in the liability for product warranty from January 1, 2015 to December 31, 2016:

Balance at January 1, 2015	$684
Provision for warranties issued during the year	1,700
Reduction for payments and costs to satisfy claims	(1,444)

Balance at December 31, 2015	940

Provision for warranties issued during the year	2,984
Reduction for payments and costs to satisfy claims	(1,905)

Balance at December 31, 2016	$2,019

Research and development expenses:
p.	Research and development expenses:
Research and development expenses are charged to the statement of income, as incurred.
Accounting for share-based compensation:

q.	Accounting for share-based compensation:

The Company accounts for share based compensation in accordance with, "Compensation - Stock Compensation" (“ASC No. 718”) that requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of income. ASC No. 718 requires forfeitures to be estimated at the time of the grant and revised in subsequent periods if actual forfeitures differ from those estimates.

The Company selected the binomial option pricing model as the most appropriate fair value method for its share-based compensation awards with the following assumptions for the years ended December 31, 2014, 2015 and 2016:

	Year ended December 31,
	2014	2015	2016

Suboptimal exercise multiple	2.0-10.0	2.0-2.5	1.0-1.5
Risk free interest rate	0.1%-2.5%	0.2%-2.2%	0.3%-2.2%
Volatility	50%-55%	50%-55%	54%-56%
Dividend yield	0%	0%	0%

The expected volatility is based on volatility of similar companies whose share prices are publicly available over an historical period equivalent to the option’s expected term. The computation of the suboptimal exercise multiple based on empirical studies, the early exercise factor of public companies is approximately 100% for employees and 150% for managers. The early exercise factor of grantees in private companies is expected to be higher due to the lack of marketability that leads to longer exercise period of the options.

The interest rate for period within the contractual life of the award is based on the U.S. Treasury Bills yield curve in effect at the time of grant. The Company currently has no plans to distribute dividends and intends to retain future earnings to finance the development of its business.

The Company recognizes compensation expenses for the value of its awards, which have graded vesting based on service conditions, using the straight line method, over the requisite service period of each of the awards, net of estimated forfeitures. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The following table sets forth the total share based compensation expense included in the consolidated statements of income for the years ended December 31, 2014, 2015 and 2016:

	Year ended December 31,
	2014	2015	2016

Cost of revenues	$96	$306	$482
Research and development	86	281	217
Sales and marketing	207	537	654
General and administrative	508	1,259	1,641

Total share-based compensation expense	$897	$2,383	$2,994

Derivatives and hedging:

r.	Derivatives and hedging:

The Company accounts for derivatives and hedging based on ASC No. 815, “Derivatives and Hedging” (“ASC No. 815”). ASC No. 815 requires the Company to recognize all derivatives on the balance sheet at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship.

According to ASC No. 815, for derivative instruments that are designated and qualify as hedging instruments, the Company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation. If the derivatives meet the definition of a hedge and are so designated, depending on the nature of the hedge, changes in the fair value of such derivatives will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings, or recognized in accumulated other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative’s change in fair value is recognized in earnings.

Starting 2015, the Company entered into forward and option contracts to hedge against the risk of overall changes in future cash flow from payments of payroll and related expenses denominated in New Israeli Shekels (“NIS”). As of December 31, 2015 and 2016, the fair value of the Company’s outstanding forward and option contracts amounted to $30 and $3 which is included within other accounts receivable and prepaid expenses and payables and accrued expenses, respectively on the balance sheets.

The Company measured the fair value of these contracts in accordance with ASC No. 820, “Fair Value Measurements and Disclosures” (“ASC No. 820”), and they were classified as level 2 of the fair value hierarchy.

As of December 31, 2015 and December 31, 2016, the notional principal amount of the Hedging Contracts to sell U.S. dollars held by the Company was $ 8,453 and $8,636, respectively.

Advertising:
s.	Advertising:
Advertising costs are charged to operations as incurred and were $437, $283 and $526 for the years ended December 31, 2014, 2015 and 2016, respectively.
Income taxes:

t.	Income taxes:

The Company accounts for income taxes and uncertain tax positions in accordance with ASC No. 740, “Income Taxes” (“ASC No. 740”). ASC No. 740 prescribes the use of the liability method, whereby deferred tax asset and liability account balances are determined based on temporary differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts more likely than not to be realized.

ASC No. 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company accrues interest and penalties related to unrecognized tax benefits on its taxes on income.

Concentrations of credit risks:

u.	Concentrations of credit risks:

Financial instruments that potentially subject the Company and its subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, marketable securities, foreign exchange contracts and trade receivables.

The majority of the Company’s and its subsidiaries’ cash and cash equivalents, bank deposits and marketable securities are invested in major banks in Israel and the U.S. Generally, these cash equivalents may be redeemed upon demand and, therefore management believes that it bears a lower risk.

The Company attempts to limit its exposure to interest rate risk by investing in securities with maturities of less than three years; however, the Company may be unable to successfully limit its risk to interest rate fluctuations. At any time, a sharp rise in interest rates could have a material adverse impact on the fair value of its investment portfolio. Conversely, declines in interest rates could have a material favorable impact on the fair value of its investment portfolio. Increases or decreases in interest rates could have a material impact on interest earnings related to new investments during the period.

The trade receivables of the Company and its subsidiaries are mainly derived from sales to customers located in the United States, Europe, the Middle East, Africa and Asia Pacific. The Company performs ongoing credit evaluations of its customers. In certain circumstances, the Company may require from its customers letters of credit, other collateral or additional guarantees. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection. Allowance for doubtful accounts as of December 31, 2015 and 2016 were $0. Bad debt expenses for the years ended December 31, 2014, 2015 and 2016, were $0, $21 and $216 respectively.

Severance pay:
v.	Severance pay:

The majority of the Company’s employees in Israel have subscribed to Section 14 of Israel’s Severance Pay Law, 5723-1963 (“Section 14”). Pursuant to Section 14, the Company’s employees, covered by this section, are entitled only to monthly deposits, at a rate of 8.33% of their monthly salary, made on their behalf by the Company. Payments in accordance with Section 14 release the Company from any future the severance liabilities in respect of those employees.

Neither severance pay liability nor severance pay fund under Section 14 for such employees is recorded on the Company’s balance sheet.

With regards to employees in Israel that are not subject to Section 14, the Company’s liability for severance pay is calculated pursuant to the Severance Pay Law, based on the most recent salary of the relevant employees multiplied by the number of years of employment as of the balance sheet date. These employees are entitled to one month salary for each year of employment or a portion thereof. The Company’s liability for these employees is fully provided for via monthly deposits with severance pay funds, insurance policies and an accrual. The value of these deposits is recorded as an asset with other assets on the Company’s balance sheet.

The deposited funds include profits accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to the Severance Pay Law or labor agreements.

Severance pay expenses for the years ended December 31, 2014, 2015 and 2016 were $1,015, $1,354 and $1,590 respectively.

Fair value of financial instruments:

w.	Fair value of financial instruments:

The Company applies ASC No 820. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC No 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

Level 1 -	Valuations based on quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company can access at the measurement date.

Level 2 -	Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 -	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The carrying amount of cash, cash equivalents, short term bank deposits, trade receivables, other accounts receivable, trade payables and other accounts payable and accrued expenses approximates approximate their fair value due to the short-term maturities of such instruments.

The Company measures its marketable securities and foreign currency derivative instruments at fair value. Marketable securities and foreign currency derivative instruments are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The contingent payment related to the SPSI acquisition is classified within Level 3 as it is based on significant inputs not observable in the market.

Comprehensive income:

x.	Comprehensive income:

The Company accounts for comprehensive income in accordance with FASB ASC No. 220, “Comprehensive Income.” Comprehensive income generally represents all changes in shareholders’ equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income relate to gains and losses on hedging derivative instruments, unrealized gains and losses on available-for-sale securities and unrealized gain and losses from foreign currency translation adjustments.

Basic and diluted net income per share:

y.	Basic and diluted net income per share:

Basic net income per share is computed based on the weighted average number of ordinary shares outstanding during each period. Diluted net income per share is computed based on the weighted average number of ordinary shares outstanding during each period, plus dilutive potential ordinary shares considered outstanding during the period, in accordance with ASC No. 260, “Earnings Per Share”.

For the year ended December 31, 2014, all outstanding options have been included at the calculation of the diluted earnings per share since their effect was dilutive. The total number of shares related to the outstanding options excluded from the calculation of diluted net earnings per share due to their anti-dilutive effect was 762,152 and 1,498,503 for the years ended December 31, 2015 and 2016, respectively.

Impact of recently issued accounting standard not yet adopted:

z.	Impact of recently issued accounting standard not yet adopted:

1.	In May 2014, the FASB issued an ASU that provides a comprehensive model for recognizing revenue with customers. This update clarifies and replaces all existing revenue recognition guidance within U.S. GAAP and may be adopted retrospectively for all periods presented or adopted using a modified retrospective approach. This update is effective for annual and interim periods beginning after December 15, 2016. In July 2015, FASB deferred the effective date by one year to December 15, 2017 (beginning with the Company’s first quarter in 2018) and permitting early adoption of the standard, but not before the original effective date of December 15, 2016. The Company will adopt the new standard in the first quarter of 2018 and expects to apply the modified retrospective approach.

The Company is in the initial stages of its evaluation of the impact of the new standard on its accounting policies, processes, and system requirements. The Company has assigned internal resources in addition to the engagement of a third party service provider to assist in the evaluation. Implementation efforts, to date, have included training on the new standard and preparing initial gap assessments on the Company’s significant revenue streams.

While the Company continues to assess the potential impacts of the new standard, including the areas described above, it does not know or cannot reasonably estimate quantitative information related to the impact of the new standard on its financial statements at this time.

2.	In July 2015, the FASB issued ASU No. 2015-11, Simplifying the Measurement of Inventory (Topic 330), which simplifies its current requirement that an entity measure inventory at lower of cost or market, when market could be replacement cost, net realizable value, or net realizable value less an approximately normal profit margin. Inventory within the scope of ASU 2015-11 should be measured at the lower of cost and net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. This amendment should be applied prospectively and is effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. Early application is permitted as of the beginning of an interim or annual reporting period. The adoption of ASU 2015-11 is not expected to have a material effect on the Company's consolidated financial statements.

3.	In February 2016, FASB issued Accounting Standard Update (“ASU”) No. 2016-02, “Leases”. The updated standard aims to increase transparency and comparability among organizations by requiring lessees to recognize lease assets and lease liabilities on the balance sheet and requiring disclosure of key information about leasing arrangements. This update is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods; early adoption is permitted and modified retrospective application is required. The Company is in the process of evaluating this guidance to determine the impact it will have on its consolidated financial statements.

4.	In March 2016, the FASB issued ASU No. 2016-09, “Improvements to Employee Share-Based Payment Accounting.” This ASU affects entities that issue share-based payment awards to their employees. The ASU is designed to simplify several aspects of accounting for share-based payment award transactions, which include the income tax consequences, classification of awards as either equity or liabilities, classification on the statement of cash flows and forfeiture rate calculations. The Company will adopt this ASU on its effective date of January 1, 2017. The Company’s adoption of ASU 2016-09 will not have a material impact on its consolidated financial statements.

5.	The FASB issued ASU 2016-13 "Measurement of Credit Losses on Financial Instruments" requiring an allowance to be recorded for all expected credit losses for financial assets. The allowance for credit losses is based on historical information, current conditions and reasonable and supportable forecasts. The new standard also makes revisions to the other than temporary impairment model for available-for-sale debt securities. Disclosures of credit quality indicators in relation to the amortized cost of financing receivables are further disaggregated by year of origination. The new accounting guidance is effective for interim and annual periods beginning after December 15, 2019 with early adoption permitted for interim and annual periods beginning after December 15, 2018. The amendments will be applied through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective. The Company is analyzing the impact of this new standard and, at this time, cannot estimate the impact of adoption on its net income. The Company plans to adopt ASU 2016-13 effective January 1, 2020.

6.	In January 2017, the FASB issued ASU No. 2017-04, “Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment.” This ASU eliminates the requirement to measure the implied fair value of goodwill by assigning the fair value of a reporting unit to all assets and liabilities within that unit (the “Step 2 test”) from the goodwill impairment test. Instead, if the carrying amount of a reporting unit exceeds its fair value, an impairment loss is recognized in an amount equal to that excess, limited by the amount of goodwill in that reporting unit. An entity still has the option to perform the qualitative assessment for a reporting unit to determine if the qualitative impairment test is necessary. This new standard should be applied on a prospective basis and the nature of and reason for the change in accounting principle should be disclosed upon transition. The amendments in this update should be adopted for annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019. Early adoption is permitted on testing dates after January 1, 2017. The Company is currently evaluating the impact of adopting the new guidance on the consolidated financial statements and the timing of adoption.